State Street Institutional US Government Money Market Fund Annual Fund Operating Expenses - Administration Class [Member] - State Street Institutional US Government Money Market Fund - Administration Class
Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.05%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.36%